Business Segment Data and Geographical Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) SegmentCount	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments	2	2
Goodwill	$ 15,648	$ 15,648	$ 15,524
Technical Services
Segment Reporting Information [Line Items]
Goodwill	$ 15,600	$ 15,600	$ 15,500	$ 15,500